January 24, 2020

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Archer Investment Series Trust on behalf of the Archer Balanced Fund, the Archer Income Fund, the Archer Stock Fund, the Archer Dividend Growth Fund

Post Effective Amendment No. 30 to the Registration Statement

on Form N-1A Registration No. 333-163981, 811-22356

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Archer Investment Series Trust, on behalf of the Archer Balanced Fund, Archer Income Fund, Archer Stock Fund and the Archer Dividend Growth Fund (the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation ST.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of Archer Investment Series Trust (the “Trust”), I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 30 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on December 27, 2019.

Questions related to this filing should be directed to C. Richard Ropka, Esq. of Ropka Law, LLC at (856) 374-1744.

Very truly yours,

Archer Investment Series Trust

By: /s/ Troy C. Patton

      Troy C. Patton, President

cc: C. Richard Ropka, Esq.